Discontinued operations	12 Months Ended
Dec. 31, 2018
Discontinued operations [Abstract]
Discontinued operations
3.	Discontinued operations

(a)	Disposal of Xunlei Kankan

In July 2015, the Company completed the divesture of the Company’s entire stake in its online video streaming platform, Xunlei Kankan to Beijing Nesound International Media Corp., Ltd. (“Nesound”), an independent third party. The total sales price was RMB 130,000,000 (equivalent to approximately USD 19,896,000). The disposal is due to a shift of strategy focusing on the Group’s most competitive operations.

Assets and liabilities related to Xunlei Kankan were reclassified as assets/liabilities held for sale as of December 31, 2014, while results of operations related to Xunlei Kankan, including comparatives, were reported as loss from discontinued operations.

Results of the discontinued operation

USD (In thousands)	2016	2017	2018
Revenues, net of rebates and discounts	—	—	—
Business taxes and surcharges	—	—	—
Net revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating expenses	—	—	—
Research and development expenses	5	—	—
Sales and marketing expenses	(27)	—	—
General and administrative expenses	(221)	—	—
Total operating expenses	(243)	—	—
Net gain from exchanges of content copyrights	—	—	—
Operating loss	(243)	—	—
Gain on disposal of Kankan	—	—	—
Income tax credit	36	—	—
Loss from discontinued operations	(207)	—	—

Cash flows used in the discontinued operation

USD (In thousands)	2016	2017	2018
Net cash used in operating activities	(215)	—	—
Net cash generated from investing activities	—	—	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	(215)	—	—

(b)	Disposal of web game business

In December 2017, the Company signed a contract (“Disposal Agreement”) to divest its web game business, a major line of the Group’s online game business, to Shenzhen Xunyi Network Technology Corp., Ltd. (“Buyer”), a company operated by a few former core members of Xunlei’s web game business. The total sales price was RMB 4,180,000 (equivalent to approximately USD 640,000). The disposal is due to a shift of strategy to allow the Group better manage its internal resources, including internal traffic referral and corporate allocation.

As part of the disposal and according to the Disposal Agreement, Xunlei agreed to assist the Buyer to collect and pay certain receivables and payables of the web game business for a period of no longer than one year after the completion of disposal. In addition, the Buyer agreed to enter into business cooperation services with Xunlei, including purchase of advertising services for not less than RMB 8,000,000 (equivalent to approximately USD 1,225,000) in the next 24 months, after signing the Disposal Agreement, under a separate negotiated term. Relevant business cooperation agreements have been signed in January 2018 at market term.

The disposal was completed in January 2018 and related gain of USD 1.4 million was recognized.

Results of the discontinued operation

USD (In thousands)	2016	2017	2018
Revenues, net of rebates and discounts	15,981	11,428	656
Business taxes and surcharges	(25)	(27)	(1)
Net revenues	15,956	11,401	655
Cost of revenues	(391)	(522)	(16)
Gross profit	15,565	10,879	639
Operating expenses
Research and development expenses	(3,192)	(2,217)	(419)
Sales and marketing expenses	(4,180)	(1,025)	(63)
General and administrative expenses	(159)	(99)	(18)
Total operating expenses	(7,531)	(3,341)	(500)
Operating income	8,034	7,538	139
Income tax expenses	(1,204)	(1,131)	(230)
Gain on disposal of web game	—	—	1,394
Income from discontinued operations	6,830	6,407	1,303

Assets and liabilities of the discontinued operation

USD (In thousands)	2017	2018
Property and equipment, net	26	—
Total assets held for sale	26	—

Contract liabilities, current portion	822	—
Total liabilities held for sale	822	—

Cash flows generated from/ (used in) the discontinued operation

USD (In thousands)	2016	2017	2018
Net cash generated from operating activities	5,492	5,585	1,065
Net cash used in investing activities	(12)	(13)	—
Net cash used in financing activities	—	—	—
Net cash flow for the year	5,480	5,572	1,065

(c)	Results of discontinued operations

Results of the discontinued operation

USD (In thousands)	2016	2017	2018
Operating loss of Xunlei Kankan	(243)	—	—
Operating income of web game business	8,034	7,538	139
Gain on disposal of web game business	—	—	1,394
Total income from discontinued operations before income tax	7,791	7,538	1,533
Xunlei Kankan - Income tax benefit	36	—	—
Web game business - Income tax expenses	(1,204)	(1,131)	(230)
Total income tax expense from discontinued operations	(1,168)	(1,131)	(230)
Total net profit from discontinued operations	6,623	6,407	1,303